Prospectus

September 30, 2001, as revised March 30, 2002

Putnam Tax Exempt Income Funds
Putnam Arizona Tax Exempt Income Fund
Putnam Florida Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund

Class A, B and M shares
Investment Category: Tax-Exempt

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages these funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


    CONTENTS

 2  Fund summaries

 2  Goals

 2  Main investment strategies

 2  Main risks

 3  Performance information

 8  Fees and expenses

12  What are each fund's main investment strategies and related risks?

16  Who manages the funds?

17  How does a fund price its shares?

17  How do I buy fund shares?

20  How do I sell fund shares?

22  How do I exchange fund shares?

23  Fund distributions and taxes

25  Financial highlights


[SCALE LOGO OMITTED]


Fund summaries

GOALS

Each fund seeks as high a level of current income exempt from federal income tax and personal income tax (if any) of its respective state as we believe is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- TAX-EXEMPT INVESTMENTS

We invest mainly in bonds that:

* pay interest that is exempt from federal income tax and personal income tax (if any) of its respective state,

* are investment-grade in quality, and

* have intermediate- to long-term maturities (three years or longer).

Under normal circumstances, we invest at least 80% of a fund's net assets in tax exempt securities. This investment policy cannot be changed without the approval of the fund's shareholders. Certain states may impose additional requirements on the composition of a fund's portfolio in order for distributions from that fund to be exempt from state taxes. Under normal circumstances, the Florida fund will invest so that its shares are exempt from the Florida intangibles tax.

MAIN RISKS

The main risks that could adversely affect the value of a fund's shares and the total return on your investment include:

* The risk that movements in financial markets will adversely affect the value of each fund's investments. This risk includes interest rate risk, which is the risk that the prices of each fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of a fund's investments will not make, or will be perceived to be unlikely to make, timely payments of interest and principal. This credit risk is generally greater for debt that is below investment grade in quality.

* The risk that interest the fund receives might be taxable.

* The risk of investing mostly in a single state. Investments in a single state, even though representing a number of different issuers, may be affected by common economic forces and other factors. This vulnerability to factors affecting a particular state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility.

The Arizona fund, Florida fund and New Jersey fund are "non-diversified" funds. These funds may invest more of their assets in the securities of fewer companies than a "diversified" fund, and may therefore be more exposed to the risk of loss from a few issuers than a fund that invests more broadly.

You can lose money by investing in a fund. A fund may not achieve its goal and is not intended as a complete investment program. An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of each fund's risks. Each chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. Performance figures do not reflect the impact of sales charges. If they did, performance would be less than that shown. The tables following the charts compare a fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


THE ARIZONA FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE ARIZONA FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE ARIZONA FUND'S CLASS A SHARES

1992         9.03%
1993        12.04%
1994        -6.72%
1995        17.08%
1996         3.00%
1997         7.88%
1998         4.86%
1999        -3.11%
2000        10.22%


Year-to-date performance through 6/30/01 was 2.14%. During the periods shown in the bar chart, the highest return for a quarter was 7.13% (quarter ending 3/31/95) and the lowest return for a quarter was -5.59% (quarter ending 3/31/94).

THE FLORIDA FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE FLORIDA FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE FLORIDA FUND'S CLASS A SHARES

1991        12.09%
1992         9.62%
1993        11.17%
1994        -6.15%
1995        17.35%
1996         2.91%
1997         8.95%
1998         5.04%
1999        -3.51%
2000        11.27%


Year-to-date performance through 6/30/01 was 2.51%. During the periods shown in the bar chart, the highest return for a quarter was 6.92% (quarter ending 3/31/95) and the lowest return for a quarter was -6.10% (quarter ending 3/31/94).


THE MASSACHUSETTS FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE MASSACHUSETTS FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE MASSACHUSETTS FUND'S CLASS A SHARES

1991        13.66%
1992        10.75%
1993        12.31%
1994        -6.07%
1995        18.11%
1996         3.91%
1997         8.89%
1998         5.33%
1999        -3.55%
2000        11.35%


Year-to-date performance through 6/30/01 was 2.30%. During the periods shown in the bar chart, the highest return for a quarter was 7.11% (quarter ending 3/31/95) and the lowest return for a quarter was -4.98% (quarter ending 3/31/94).

THE MICHIGAN FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE MICHIGAN FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE MICHIGAN FUND'S CLASS A SHARES

1991        12.60%
1992         8.73%
1993        11.55%
1994        -5.38%
1995        16.32%
1996         4.16%
1997         8.39%
1998         4.57%
1999        -4.45%
2000        10.06%


Year-to-date performance through 6/30/01 was 2.90%. During the periods shown in the bar chart, the highest return for a quarter was 6.17% (quarter ending 3/31/95) and the lowest return for a quarter was -4.42% (quarter ending 3/31/94).

THE MINNESOTA FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE MINNESOTA FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE MINNESOTA FUND'S CLASS A SHARES

1991        10.23%
1992         7.83%
1993        11.62%
1994        -5.40%
1995        16.41%
1996         3.30%
1997         7.59%
1998         5.06%
1999        -4.02%
2000         9.93%


Year-to-date performance through 6/30/01 was 2.29%. During the periods shown in the bar chart, the highest return for a quarter was 6.78% (quarter ending 3/31/95) and the lowest return for a quarter was -4.72% (quarter ending 3/31/94).

THE NEW JERSEY FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE NEW JERSEY FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE NEW JERSEY FUND'S CLASS A SHARES

1991        11.97%
1992         8.72%
1993        12.42%
1994        -6.29%
1995        16.28%
1996         3.63%
1997         8.78%
1998         4.90%
1999        -3.50%
2000        10.30%


Year-to-date performance through 6/30/01 was 2.88%. During the periods shown in the bar chart, the highest return for a quarter was 6.53% (quarter ending 3/31/95) and the lowest return for a quarter was -5.42% (quarter ending 3/31/94).

THE OHIO FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE OHIO FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE OHIO FUND'S CLASS A SHARES

1991        11.34%
1992         9.35%
1993        11.00%
1994        -4.75%
1995        15.67%
1996         3.66%
1997         8.47%
1998         4.46%
1999        -3.69%
2000         6.17%


Year-to-date performance through 6/30/01 was 2.96%. During the periods shown in the bar chart, the highest return for a quarter was 6.17% (quarter ending 3/31/95) and the lowest return for a quarter was -4.22% (quarter ending 3/31/94).

THE PENNSYLVANIA FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE PENNSYLVANIA FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE PENNSYLVANIA FUND'S CLASS A SHARES

1991        12.77%
1992         9.62%
1993        12.46%
1994        -4.82%
1995        16.82%
1996         3.70%
1997         8.72%
1998         3.75%
1999        -4.23%
2000         9.82%


Year-to-date performance through 6/30/01 was 3.19%. During the periods shown in the bar chart, the highest return for a quarter was 6.67% (quarter ending 3/31/95) and the lowest return for a quarter was -4.65% (quarter ending 3/31/94).

Average Annual Total Returns (for periods ending 12/31/00)
-------------------------------------------------------------------------------
                                                         Since
                         Past      Past       Past     inception    Inception
Arizona Fund            1 year    5 years   10 years  (dates vary)    date
-------------------------------------------------------------------------------
Class A                  4.98%     3.47%      N/A        5.83%       1/30/91
Class B                  4.63%     3.51%      N/A        5.61%       7/15/93
Class M                  6.42%     3.48%      N/A        5.65%       7/03/95
-------------------------------------------------------------------------------
Florida Fund
-------------------------------------------------------------------------------
Class A                  6.03%     3.79%      N/A        6.30%       8/24/90
Class B                  5.56%     3.80%      N/A        6.03%       1/04/93
Class M                  7.48%     3.79%      N/A        6.09%       5/01/95
-------------------------------------------------------------------------------
Massachusetts Fund
-------------------------------------------------------------------------------
Class A                  6.05%     4.05%     6.69%       6.80%      10/23/89
Class B                  5.64%     4.04%     6.44%       6.47%       7/15/93
Class M                  7.36%     4.05%     6.49%       6.56%       5/12/95
-------------------------------------------------------------------------------
Michigan Fund
-------------------------------------------------------------------------------
Class A                  4.86%     3.41%     5.92%       5.93%      10/23/89
Class B                  4.36%     3.43%     5.70%       5.63%       7/15/93
Class M                  6.22%     3.42%     5.73%       5.69%       4/17/95
-------------------------------------------------------------------------------
Minnesota Fund
-------------------------------------------------------------------------------
Class A                  4.70%     3.25%     5.54%       5.68%      10/23/89
Class B                  4.10%     3.25%     5.28%       5.34%       7/15/93
Class M                  5.94%     3.24%     5.34%       5.43%       4/03/95
-------------------------------------------------------------------------------
New Jersey Fund
-------------------------------------------------------------------------------
Class A                  5.02%     3.69%      N/A        6.19%       2/20/90
Class B                  4.46%     3.69%      N/A        5.88%       1/04/93
Class M                  6.36%     3.68%      N/A        5.97%       5/01/95
-------------------------------------------------------------------------------
Ohio Fund
-------------------------------------------------------------------------------
Class A                  4.97%     3.49%     5.87%       5.93%      10/23/89
Class B                  4.53%     3.52%     5.62%       5.62%       7/15/93
Class M                  6.35%     3.51%     5.67%       5.70%       4/03/95
-------------------------------------------------------------------------------
Pennsylvania Fund
-------------------------------------------------------------------------------
Class A                  4.62%     3.23%     6.12%       6.17%       7/21/89
Class B                  4.11%     3.23%     5.86%       5.82%       7/15/93
Class M                  6.10%     3.23%     5.92%       5.93%       7/03/95
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Lehman
Municipal
Bond Index              11.69%     5.84%     7.32%       7.45%      10/23/89
-------------------------------------------------------------------------------

Unlike the bar charts, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/00 and, for class B shares, assumes conversion to class A shares after eight years. "Since inception" performance shown for each fund is for the period since class A share inception for that fund; for periods before the inception (as noted above) of class B shares and class M shares, performance of those classes shown in the table is based on performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by class B and class M shares. Each fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds generally considered representative of the municipal bond market.

FEES AND EXPENSES

These tables summarize the fees and expenses you may pay if you invest in a fund. Expenses are based on the fund's last fiscal year.
-------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                               Class A   Class B   Class M
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
the offering price)                             4.75%     NONE      3.25%

Maximum Deferred Sales Charge (Load)
(as a percentage of the original
purchase price or redemption
proceeds, whichever is lower)                   NONE*     5.00%     NONE
-------------------------------------------------------------------------------

* A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.

The following tables are provided to help you understand the expenses of investing and your share of fund operating expenses.

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                               Total Annual
                      Management   Distribution      Other    Fund Operating
                         Fees      (12b-1) Fees     Expenses     Expenses
-------------------------------------------------------------------------------
Arizona Fund
Class A                  0.50%         0.20%         0.18%         0.88%
Class B                  0.50%         0.85%         0.18%         1.53%
Class M                  0.50%         0.50%         0.18%         1.18%
Florida Fund
Class A                  0.50%         0.20%         0.14%         0.84%
Class B                  0.50%         0.85%         0.14%         1.49%
Class M                  0.50%         0.50%         0.14%         1.14%
Massachusetts Fund
Class A                  0.50%         0.20%         0.12%         0.82%
Class B                  0.50%         0.85%         0.12%         1.47%
Class M                  0.50%         0.50%         0.12%         1.12%
Michigan Fund
Class A                  0.50%         0.20%         0.17%         0.87%
Class B                  0.50%         0.85%         0.17%         1.52%
Class M                  0.50%         0.50%         0.17%         1.17%
Minnesota Fund
Class A                  0.50%         0.20%         0.18%         0.88%
Class B                  0.50%         0.85%         0.18%         1.53%
Class M                  0.50%         0.50%         0.18%         1.18%
New Jersey Fund
Class A                  0.50%         0.20%         0.16%         0.86%
Class B                  0.50%         0.85%         0.16%         1.51%
Class M                  0.50%         0.50%         0.16%         1.16%

-------------------------------------------------------------------------------
Annual Fund Operating Expenses (continued)
-------------------------------------------------------------------------------
                                                               Total Annual
                      Management   Distribution      Other    Fund Operating
                         Fees      (12b-1) Fees     Expenses     Expenses
-------------------------------------------------------------------------------
Ohio Fund
Class A                  0.50%         0.20%         0.18%         0.88%
Class B                  0.50%         0.85%         0.18%         1.53%
Class M                  0.50%         0.50%         0.18%         1.18%
Pennsylvania Fund
Class A                  0.50%         0.20%         0.17%         0.87%
Class B                  0.50%         0.85%         0.17%         1.52%
Class M                  0.50%         0.50%         0.17%         1.17%
-------------------------------------------------------------------------------

EXAMPLE

This example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the funds to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in each fund for the time periods shown and then, except as shown for class B shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that each fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                        1 year        3 years     5 years      10 years
-------------------------------------------------------------------------------
Arizona Fund
Class A                  $561          $742        $  939        $1,508
Class B                  $656          $783        $1,034        $1,648*
Class B
(no redemption)          $156          $483        $  834        $1,648*
Class M                  $441          $688        $  953        $1,710

Florida fund
Class A                  $557          $730        $  919        $1,463
Class B                  $652          $771        $1,013        $1,604*
Class B
(no redemption)          $152          $471        $  813        $1,604*
Class M                  $437          $675        $  932        $1,666

Massachusetts fund
Class A                  $555          $724        $  908        $1,440
Class B                  $650          $765        $1,003        $1,581*
Class B
(no redemption)          $150          $465        $  803        $1,581*
Class M                  $435          $669        $  922        $1,644

Michigan fund
Class A                  $560          $739        $  934        $1,497
Class B                  $655          $780        $1,029        $1,637*
Class B
(no redemption)          $155          $480        $  829        $1,637*
Class M                  $440          $685        $  948        $1,699

Minnesota fund
Class A                  $561          $742        $  939        $1,508
Class B                  $656          $783        $1,034        $1,648*
Class B
(no redemption)          $156          $483        $  834        $1,648*
Class M                  $441          $688        $  953        $1,710

New Jersey fund
Class A                  $559          $736        $  929        $1,485
Class B                  $654          $777        $1,024        $1,626*
Class B
(no redemption)          $154          $477        $  824        $1,626*
Class M                  $439          $682        $  943        $1,688

Ohio fund
Class A                  $560          $742        $  938        $1,505
Class B                  $655          $783        $1,033        $1,645*
Class B
(no redemption)          $155          $483        $  833        $1,645*
Class M                  $441          $687        $  952        $1,707

Pennsylvania Fund
Class A                  $560          $739        $  934        $1,497
Class B                  $655          $780        $1,029        $1,637*
Class B
(no redemption)          $155          $480        $  829        $1,637*
Class M                  $440          $685        $  948        $1,699
-------------------------------------------------------------------------------

* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1fees. Conversion occurs no more than eight years after purchase.

What are each fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue each fund's goal by investing mainly in tax exempt investments. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for each fund. A description of the risks associated with each fund's main investment strategies follows.

* Tax-exempt investments. These investments are issued by public authorities to raise money for public purposes, such as loans for the construction of housing, schools or hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include private activity obligations of public authorities to finance privately owned or operated facilities. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority may make the income from some of these obligations taxable. Investments in securities of issuers located outside the respective state may be applied toward meeting a requirement to invest in a tax exempt investment if the security pays interest that is exempt from the federal and respective state income tax.

Interest income from private activity bonds may be subject to federal AMT for individuals. As a policy that cannot be changed without the approval of fund shareholders, we cannot include these investments for the purpose of complying with the 80% investment policy in the Fund summary. Corporate shareholders will be required to include all tax-exempt interest dividends in determining their federal AMT. For more information, including possible state and other taxes, contact your tax advisor.

* General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.

* Special revenue obligations. These are payable from revenue earned by a particular project or other revenue source. They include private activity bonds such as industrial development bonds, which are paid only from the revenues of the private owners or operators of the facilities. Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.

* Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease the values of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of income a fund receives from it, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call, or redeem, them before their maturity date. If an issuer "calls" its securities during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

"Premium investments" offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, the debt of issuers with lower credit ratings usually offers higher yields than debt of issuers with higher credit ratings. Higher-rated investments generally offer lower credit risk.

We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest up to 25% of a fund's total assets in non-investment-grade investments. However, we will not invest in investments rated lower than BB or its equivalent by each agency rating the investment, or unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Tax-exempt debt, particularly lower-rated tax-exempt debt, usually has a more limited market than taxable debt, which may at times make it difficult for us to buy or sell certain investments or to establish their fair value. Credit risk is generally greater for investments that are issued at less than their face value and make payments of interest only at maturity rather than at intervals during the life of the investment.

We may buy investments that are insured as to the payment of principal and interest in the event the issuer defaults. Any reduction in the claims paying ability of one of the few insurers that provide this insurance may adversely affect the value of insured investments and, consequently, the value of the fund's shares.

* Concentration of investments. We may also make significant investments in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of shares of funds that invest in a greater variety of investments. Certain events may adversely affect all investments within a particular market segment. Examples include legislation or court decisions, concerns about pending legislation or court decisions, or lower demand for the services or products provided by a particular market segment.

Investing mostly in tax-exempt investments of a single state makes a fund more vulnerable to that state's economy and to factors affecting tax exempt issuers in that state than would be true for a more geographically diversified fund. These risks include:

* the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations,

* the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes, and

* economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

In addition, because of the relatively small number of issuers of tax-exempt securities, we will probably invest a higher percentage of assets in a single issuer. We may, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly.

At times, the funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, swap contracts and inverse floaters. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments or indexes. Derivatives may be used both for hedging and non-hedging purposes, such as to modify the behavior of an investment so it responds differently than it would otherwise to changes in a particular interest rate. For example, derivatives may increase or decrease an investment's exposure to long- or short-term interest rates or cause the value of an investment to move in the opposite direction from prevailing short-term and long-term interest rates. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. A fund depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund's derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may also make other types of investments, such as investments in forward commitments, which may produce taxable income and be subject to other risks, as described in the SAI.

* Alternative strategies. At times we may judge that market conditions make pursuing a fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing in taxable obligations. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

* Changes in policies. A fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the funds?

Each fund's Trustees oversee the general conduct of fund business. The Trustees have retained Putnam Management to be each fund's investment manager, responsible for making investment decisions for each fund and managing each fund's other affairs and business. Each fund pays Putnam Management a quarterly management fee for these services based on a fund's average net assets. The management fee for the last fiscal year was 0.50% for each fund. Putnam Management's address is One Post Office Square, Boston, MA 02109.

Putnam Management's Tax Exempt Fixed-Income Team has primary responsibility, and its members have joint responsibility, for the day-to-day management of the fund's portfolio.

How does a fund price its shares?

The price of a fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Each fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and completed form to Putnam Investor Services.

The funds may periodically close to new purchases of shares or refuse any order to buy shares if a fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of three classes of fund shares: A, B, and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 4.75%

* Lower sales charge for investments of $25,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of up to 5% if you sell shares within 6 years after you bought them

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* Convert automatically to class A shares after 8 years, reducing the future 12b-1 fee (may convert sooner in some cases)

* Orders for one or more funds totaling $250,000 or more per day and cumulative orders of $1,000,000 or more in accounts eligible to purchase class A shares with reduced or no initial sales charge under a right of accumulation will be treated as orders for class A shares or refused

Class M shares

* Initial sales charge of up to 3.25%

* Lower sales charges for investments of $50,000 or more

* No deferred sales charge

* Lower annual expenses, and higher dividends, than class B shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

-------------------------------------------------------------------------------
Initial sales charges for class A and M shares
-------------------------------------------------------------------------------
                        Class A sales charge         Class M sales charge
                         as a percentage of:          as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase       Net amount    Offering    Net amount    Offering
at offering price ($)     invested      price*      invested      price*
-------------------------------------------------------------------------------
Under 25,000                4.99%        4.75%        3.36%        3.25%
25,000 but under 50,000     4.71         4.50         3.36         3.25
50,000 but under
100,000                     4.71         4.50         2.30         2.25
100,000 but under
250,000                     3.90         3.75         1.52         1.50
250,000 but under
500,000                     3.09         3.00         1.01         1.00
500,000 but under
1,000,000                   2.04         2.00         NONE         NONE
1,000,000 and above         NONE         NONE         NONE         NONE
-------------------------------------------------------------------------------
* Offering price includes sales charge.

Deferred sales charges for class B and certain class A

If you sell (redeem) class B shares within six years after you bought them, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4      5      6      7+
-------------------------------------------------------------------------------
Charge                    5%     4%     3%     3%     2%     1%     0%

A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge if redeemed within two years after purchase. A deferred sales charge of up to 0.40% may apply to class M shares purchased without a sales charge if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. Each fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B and class M shares. The Trustees currently limit payments on class A, class B and class M shares to 0.20%, 0.85% and 0.50% of average net assets, respectively. Because these fees are paid out of each fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B and class M shares may cost you more than paying the initial sales charge for class A shares. Because class M shares, unlike class B shares, do not convert to class A shares, class M shares may cost you more over time than class B shares.

How do I sell fund shares?

You can sell your shares back to your fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemptions may be delayed until the fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption and transfer instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. Each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete and return an Exchange Authorization Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. You may also exchange shares via the Internet at www.putnaminvestments.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

Each fund declares a distribution daily of all its net income. Each fund normally distributes any net investment income monthly and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

Fund distributions designated as "tax-exempt dividends" are not generally subject to federal income tax. In addition, such distributions are not generally subject to such states' income tax (or, in the case of Florida, to Florida's intangibles tax). However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits. In addition, an investment in the fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

In order for any portion of a fund's distributions to be exempt from the personal income tax of the relevant state (or from the Florida intangibles tax, in the case of the Florida fund), the fund and its investments must meet certain requirements that vary according to the relevant state. A fund or its investments may fail to meet the relevant state's requirements for a variety of reasons, which may increase the amount of taxes payable by shareholders. In addition, a fund's distributions may be subject to other state or local taxes, such as a state's alternative minimum tax. Please refer to the SAI for further information concerning the taxation of fund distributions by the relevant state.

Each fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the fund's ordinary income and will be taxable to you as such when it is distributed.

For federal income tax purposes, distributions of investment income other than "tax-exempt dividends" are taxable as ordinary income. Generally, gains realized by a fund on the sale or exchange of investments will be taxable to you, even though the income from such investments generally will be tax-exempt. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the funds before your investment (and thus were included in the price you paid). Distributions of gains from investments that the funds owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the funds owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand each fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information for the year ended May 31, 2001 has been derived from each fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and each fund's financial statements are included in the respective fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS

Putnam Arizona Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                       Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.54       $9.22       $9.32       $9.03        $8.84
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .46         .47 (a)     .44 (a)     .44          .46
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .40        (.68)       (.11)        .29          .19
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .86        (.21)        .33         .73          .65
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.46)       (.47)       (.43)       (.44)        (.46)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.46)       (.47)       (.43)       (.44)        (.46)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.94       $8.54       $9.22       $9.32        $9.03
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   10.18       (2.28)       3.57        8.28         7.52
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $104,424     $90,602    $108,205    $120,649     $122,743
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .88         .86 (a)     .84 (a)     .99          .98
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.21        5.34 (a)    4.71 (a)    4.76         5.11
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   23.67       11.44       21.60       29.63        73.61
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver,  expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $.01 per share for each class.
    Expenses for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for class A, class B and class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.





FINANCIAL HIGHLIGHTS

Putnam Arizona Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.53       $9.21       $9.30       $9.02        $8.82
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .40         .41 (a)     .38 (a)     .38          .40
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .40        (.68)       (.10)        .28          .20
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .80        (.27)        .28         .66          .60
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.40)       (.41)       (.37)       (.38)        (.40)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.40)       (.41)       (.37)       (.38)        (.40)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.93       $8.53       $9.21       $9.30        $9.02
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    9.47       (2.93)       3.01        7.47         6.94
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $21,714     $28,157     $33,480     $32,046      $28,340
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.53        1.51 (a)    1.49 (a)    1.64         1.63
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.59        4.69 (a)    4.09 (a)    4.10         4.44
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   23.67       11.44       21.60       29.63        73.61
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $.01 per share for each class.
    Expenses for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for class A, class B and class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Arizona Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.55       $9.23       $9.33       $9.04        $8.85
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .43         .44 (a)     .41 (a)     .41          .43 (b)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .40        (.68)       (.11)        .30          .19
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .83        (.24)        .30         .71          .62
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.43)       (.44)       (.40)       (.42)        (.43)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.43)       (.44)       (.40)       (.42)        (.43)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.95       $8.55       $9.23       $9.33        $9.04
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                    9.84       (2.57)       3.26        7.96         7.19
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $880        $849        $570        $521         $503
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                 1.18        1.16 (a)    1.14 (a)    1.29         1.28
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.92        5.08 (a)    4.44 (a)    4.47         4.75
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   23.67       11.44       21.60       29.63        73.61
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $.01 per share for each class.
    Expenses for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for class A, class B and class M, respectively.

(b) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Florida Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.62       $9.30       $9.45       $9.14        $8.91
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .46         .47         .46         .47          .48
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .53        (.68)       (.16)        .32          .23
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .99        (.21)        .30         .79          .71
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.46)       (.47)       (.45)       (.48)        (.48)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.46)       (.47)       (.45)       (.48)        (.48)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.15       $8.62       $9.30       $9.45        $9.14
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   11.61       (2.18)       3.20        8.80         8.12
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $217,697    $200,961    $233,454    $237,910     $239,196
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  .84         .86         .98         .96          .96
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.04        5.35        4.87        5.06         5.28
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   25.47       15.32       32.08       42.40        70.30
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Florida Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.62       $9.30       $9.45       $9.14        $8.91
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .40         .42         .40         .42          .42
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .53        (.68)       (.16)        .31          .23
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .93        (.26)        .24         .73          .65
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.40)       (.42)       (.39)       (.42)        (.42)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.40)       (.42)       (.39)       (.42)        (.42)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.15       $8.62       $9.30       $9.45        $9.14
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.89       (2.81)       2.56        8.10         7.42
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $71,747     $70,805     $81,876     $71,925      $58,926
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.49        1.51        1.63        1.61         1.61
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.39        4.70        4.23        4.40         4.62
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   25.47       15.32       32.08       42.40        70.30
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Florida Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.62       $9.29       $9.44       $9.14        $8.91
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .43         .45         .43         .45          .45
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .53        (.67)       (.16)        .30          .23
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .96        (.22)        .27         .75          .68
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.43)       (.45)       (.42)       (.45)        (.45)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.43)       (.45)       (.42)       (.45)        (.45)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.15       $8.62       $9.29       $9.44        $9.14
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   11.28       (2.37)       2.88        8.36         7.80
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $738        $520      $1,308      $1,244       $1,355
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.14        1.16        1.28        1.26         1.26
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.73        5.02        4.60        4.74         4.97
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   25.47       15.32       32.08       42.40        70.30
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.






FINANCIAL HIGHLIGHTS

Putnam Massachusetts Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.74       $9.45       $9.61       $9.31        $9.11
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .48         .50         .49         .51          .52
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .46        (.71)       (.15)        .30          .21
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .94        (.21)        .34         .81          .73
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.48)       (.50)       (.50)       (.51)        (.53)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.48)       (.50)       (.50)       (.51)        (.53)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.20       $8.74       $9.45       $9.61        $9.31
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.95       (2.20)       3.60        8.86         8.17
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $285,452    $259,479    $298,243    $293,978     $280,402
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  .82         .84         .97         .95          .96
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.28        5.55        5.11        5.33         5.67
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    6.91       15.17        9.42       31.13        19.12
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Massachusetts Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.73       $9.44       $9.61       $9.30        $9.10
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .42         .44         .43         .45          .46
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .46        (.71)       (.16)        .30          .21
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .88        (.27)        .27         .75          .67
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.42)       (.44)       (.44)       (.44)        (.47)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.42)       (.44)       (.44)       (.44)        (.47)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.19       $8.73       $9.44       $9.61        $9.30
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.24       (2.85)       2.81        8.27         7.47
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $121,881    $109,426    $122,654    $105,351      $85,192
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.47        1.49        1.62        1.60         1.61
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.63        4.90        4.47        4.67         4.99
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    6.91       15.17        9.42       31.13        19.12
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Massachusetts Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.74       $9.45       $9.61       $9.31        $9.10
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .45         .47         .46         .48          .50
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .46        (.71)       (.15)        .30          .21
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .91        (.24)        .31         .78          .71
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.45)       (.47)       (.47)       (.48)        (.50)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.45)       (.47)       (.47)       (.48)        (.50)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.20       $8.74       $9.45       $9.61        $9.31
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.61       (2.50)       3.29        8.55         7.96
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $5,855      $4,174      $5,349      $2,570       $2,839
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.12        1.14        1.27        1.25         1.26
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.98        5.25        4.81        5.05         5.30
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    6.91       15.17        9.42       31.13        19.12
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Michigan Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.38       $9.14       $9.35       $9.12        $8.85
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .45         .46         .44         .47          .48
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .45        (.76)       (.18)        .27          .27
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .90        (.30)        .26         .74          .75
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.45)       (.46)       (.44)       (.47)        (.48)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.03)       (.03)          --
------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                              --          --          --        (.01)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.45)       (.46)       (.47)       (.51)        (.48)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.83       $8.38       $9.14       $9.35        $9.12
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.95       (3.30)       2.77        8.28         8.67
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $130,071    $116,715    $145,438    $145,547     $142,038
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  .87         .88        1.00         .99          .99
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.18        5.30        4.81        5.02         5.33
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   14.46        7.36       19.51       32.44        55.30
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Michigan Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.36       $9.12       $9.34       $9.11        $8.84
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .39         .40         .38         .41          .43
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .48        (.76)       (.19)        .27          .26
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .87        (.36)        .19         .68          .69
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.40)       (.40)       (.38)       (.41)        (.42)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.03)       (.03)          --
------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                              --          --          --        (.01)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.40)       (.40)       (.41)       (.45)        (.42)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.83       $8.36       $9.12       $9.34        $9.11
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.50       (3.95)       2.00        7.58         7.99
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $45,406     $40,060     $46,827     $41,155      $35,041
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.52        1.53        1.65        1.64         1.64
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.53        4.65        4.16        4.36         4.68
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   14.46        7.36       19.51       32.44        55.30
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Michigan Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.37       $9.13       $9.35       $9.12        $8.85
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .43         .43         .42         .44          .46
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .46        (.76)       (.20)        .27          .27
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .89        (.33)        .22         .71          .73
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.43)       (.43)       (.41)       (.44)        (.46)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.03)       (.03)          --
------------------------------------------------------------------------------------------------------------
In excess of net gain
on investments                              --          --          --        (.01)          --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.43)       (.43)       (.44)       (.48)        (.46)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.83       $8.37       $9.13       $9.35        $9.12
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.75       (3.60)       2.36        7.95         8.36
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $2,320      $2,010      $1,922      $1,742         $719
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.17        1.18        1.30        1.29         1.29
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.88        5.02        4.51        4.70         5.01
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   14.46        7.36       19.51       32.44        55.30
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Minnesota Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.31       $9.05       $9.19       $8.95        $8.76
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .45         .44 (a)     .45 (a)     .45          .47
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .42        (.74)       (.14)        .24          .19
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .87        (.30)        .31         .69          .66
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.45)       (.44)       (.45)       (.45)        (.47)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.45)       (.44)       (.45)       (.45)        (.47)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.73       $8.31       $9.05       $9.19        $8.95
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   10.61       (3.30)       3.38        7.90         7.73
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $94,147     $86,868    $102,869    $100,806      $98,307
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .88         .89 (a)     .92 (a)    1.01         1.03
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.17        5.15 (a)    4.81 (a)    4.89         5.32
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   25.76       12.09       12.79       10.67        50.80
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share. Expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Minnesota Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.29       $9.02       $9.16       $8.92        $8.73
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .39         .38 (a)     .38 (a)     .39          .41
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .41        (.73)       (.13)        .24          .19
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .80        (.35)        .25         .63          .60
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.39)       (.38)       (.39)       (.39)        (.41)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.39)       (.38)       (.39)       (.39)        (.41)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.70       $8.29       $9.02       $9.16        $8.92
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    9.78       (3.84)       2.70        7.20         7.04
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $47,678     $45,249     $51,360     $44,100      $35,333
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.53        1.54 (a)    1.57 (a)    1.66         1.68
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.52        4.50 (a)    4.16 (a)    4.22         4.67
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   25.76       12.09       12.79       10.67        50.80
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share. Expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Minnesota Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.31       $9.04       $9.19       $8.94        $8.76
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .42         .42 (a)     .41 (a)     .42          .45
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .41        (.73)       (.14)        .26          .18
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .83        (.31)        .27         .68          .63
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.42)       (.42)       (.42)       (.43)        (.45)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.42)       (.42)       (.42)       (.43)        (.45)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.72       $8.31       $9.04       $9.19        $8.94
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   10.15       (3.49)       2.96        7.70         7.29
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $2,180      $2,185      $1,613      $1,492       $1,106
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.18        1.19 (a)    1.22 (a)    1.31         1.33
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.88        4.87 (a)    4.51 (a)    4.64         5.01
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   25.76       12.09       12.79       10.67        50.80
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share. Expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam New Jersey Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.47       $9.15       $9.32       $9.02        $8.76
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .46         .47         .45         .45          .47
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .47        (.68)       (.17)        .30          .26
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .93        (.21)        .28         .75          .73
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.46)       (.47)       (.45)       (.45)        (.47)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.46)       (.47)       (.45)       (.45)        (.47)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.94       $8.47       $9.15       $9.32        $9.02
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   11.16       (2.32)       3.05        8.48         8.57
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $187,400    $173,872    $214,876    $218,312     $228,361
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  .86         .86         .99         .96          .96
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.17        5.35        4.87        4.84         5.28
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   12.68       14.61        7.19       29.03        27.14
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam New Jersey Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.46       $9.14       $9.31       $9.01        $8.75
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .40         .41         .39         .39          .41
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .48        (.68)       (.17)        .30          .27
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .88        (.27)        .22         .69          .68
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.40)       (.41)       (.39)       (.39)        (.42)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.40)       (.41)       (.39)       (.39)        (.42)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.94       $8.46       $9.14       $9.31        $9.01
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.57       (2.97)       2.37        7.78         7.87
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $90,274     $84,296     $99,781     $95,315      $82,407
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.51        1.51        1.64        1.61         1.61
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.52        4.70        4.22        4.18         4.63
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   12.68       14.61        7.19       29.03        27.14
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam New Jersey Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.46       $9.15       $9.33       $9.02        $8.76
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .43         .44         .42         .42          .45 (c)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .48        (.69)       (.18)        .31          .26
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .91        (.25)        .24         .73          .71
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.43)       (.44)       (.42)       (.42)        (.45)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.43)       (.44)       (.42)       (.42)        (.45)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.94       $8.46       $9.15       $9.33        $9.02
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.96       (2.73)       2.63        8.28         8.25
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $909        $675      $1,127        $668         $372
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.16        1.16        1.29        1.26         1.26
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.86        5.05        4.61        4.48         4.95
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   12.68       14.61        7.19       29.03        27.14
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS

Putnam Ohio Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.29       $8.99       $9.26       $8.99        $8.76
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .44         .45 (a)     .46 (a)     .47          .46
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .47        (.70)       (.19)        .27          .23
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .91        (.25)        .27         .74          .69
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.43)       (.45)       (.47)       (.47)        (.46)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.07)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.43)       (.45)       (.54)       (.47)        (.46)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.77       $8.29       $8.99       $9.26        $8.99
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   11.22       (2.72)       2.93        8.35         8.05
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $153,806    $149,434    $186,170    $186,130     $185,030
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  .88         .87 (a)     .91 (a)     .98          .98
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.03        5.24 (a)    4.96 (a)    5.06         5.22
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   11.88       10.84        7.80       31.07        33.92
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share for class A,
    Class B and Class M, respectively. Expenses for the period ended May 31, 1999, reflect a reduction of
    $0.01 per share for class A, class B and class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements .




FINANCIAL HIGHLIGHTS

Putnam Ohio Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.28       $8.98       $9.25       $8.98        $8.75
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .38         .39 (a)     .40 (a)     .41          .41
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .48        (.69)       (.20)        .27          .22
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .86        (.30)        .20         .68          .63
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.38)       (.40)       (.40)       (.41)        (.40)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.07)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.38)       (.40)       (.47)       (.41)        (.40)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.76       $8.28       $8.98       $9.25        $8.98
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   10.51       (3.37)       2.27        7.65         7.35
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $51,687     $48,424     $58,763     $53,689      $47,050
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.53        1.52 (a)    1.56 (a)    1.63         1.63
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.38        4.59 (a)    4.31 (a)    4.40         4.56
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   11.88       10.84        7.80       31.07        33.92
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share for class A,
    Class B and Class M, respectively. Expenses for the period ended May 31, 1999, reflect a reduction of
    $0.01 per share for class A, class B and class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements .




FINANCIAL HIGHLIGHTS

Putnam Ohio Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.29       $8.99       $9.26       $9.00        $8.76
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .41         .42 (a)     .43 (a)     .43          .44
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .48        (.69)       (.19)        .27          .23
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .89        (.27)        .24         .70          .67
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.41)       (.43)       (.44)       (.44)        (.43)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.07)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                       (.41)       (.43)       (.51)       (.44)        (.43)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.77       $8.29       $8.99       $9.26        $9.00
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   10.88       (3.02)       2.62        7.90         7.85
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $1,932      $1,626      $1,998      $2,212         $911
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.18        1.17 (a)    1.21 (a)    1.28         1.28
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.73        4.94 (a)    4.67 (a)    4.76         4.87
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   11.88       10.84        7.80       31.07        33.92
------------------------------------------------------------------------------------------------------------

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share for class A,
    Class B and Class M, respectively. Expenses for the period ended May 31, 1999, reflect a reduction of
    $0.01 per share for class A, class B and class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements .




FINANCIAL HIGHLIGHTS

Putnam Pennsylvania Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value
beginning of period                      $8.35       $9.12       $9.49       $9.21        $9.08
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .47         .47         .46         .49          .50
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .43        (.77)       (.28)        .31          .20
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .90        (.30)        .18         .80          .70
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.47)       (.47)       (.46)       (.48)        (.49)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.09)       (.04)        (.08)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.47)       (.47)       (.55)       (.52)        (.57)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.78       $8.35       $9.12       $9.49        $9.21
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   11.04       (3.30)       1.91        8.92         7.94
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $159,363    $141,406    $179,327    $187,272     $185,041
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  .87         .87         .98         .98          .98
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.45        5.44        4.89        5.16         5.39
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   13.31       14.85       14.28       40.76        38.10
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Pennsylvania Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value
beginning of period                      $8.34       $9.11       $9.48       $9.20        $9.07
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .42         .41         .40         .42          .44
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .43        (.77)       (.28)        .32          .20
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .85        (.36)        .12         .74          .64
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.42)       (.41)       (.40)       (.42)        (.43)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.09)       (.04)        (.08)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.42)       (.41)       (.49)       (.46)        (.51)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.77       $8.34       $9.11       $9.48        $9.20
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.33       (3.94)       1.24        8.22         7.24
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $67,541     $76,921     $98,447     $90,303      $77,399
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.52        1.52        1.63        1.63         1.63
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.80        4.79        4.24        4.51         4.73
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   13.31       14.85       14.28       40.76        38.10
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.




FINANCIAL HIGHLIGHTS

Putnam Pennsylvania Tax Exempt Income Fund
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                      Year ended May 31
------------------------------------------------------------------------------------------------------------
                                          2001        2000        1999        1998         1997
------------------------------------------------------------------------------------------------------------
Net asset value
beginning of period                      $8.36       $9.12       $9.49       $9.22        $9.09
------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------
Net investment income                      .45         .44         .43         .46          .47
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .43        (.76)       (.28)        .30          .21
------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .88        (.32)        .15         .76          .68
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                         (.45)       (.44)       (.43)       (.45)        (.47)
------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --          --        (.09)       (.04)        (.08)
------------------------------------------------------------------------------------------------------------
Total distributions                       (.45)       (.44)       (.52)       (.49)        (.55)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $8.79       $8.36       $9.12       $9.49        $9.22
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                   10.70       (3.48)       1.60        8.47         7.61
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $2,874      $2,197      $3,363      $1,994         $660
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                 1.17        1.17        1.28        1.28         1.28
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 5.16        5.14        4.59        4.85         5.04
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   13.31       14.85       14.28       40.76        38.10
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.



Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

* SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th or 31st. The amount you choose will be automatically transferred from your checking or savings account.

* SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, semiannually, or annually from your Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th or 31st.

* SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

* FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

* DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

* STATEMENT OF INTENTION

To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your financial advisor should notify Putnam Investor Services that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and system atic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at www.putnaminvestments.com.

For more information about any of these services and privileges, call your financial advisor or a Putnam customer service representative toll free at 1-800-225-1581.

Putnam Family of Funds a

PUTNAM GROWTH FUNDS

Putnam Balanced Fund
Putnam Global Growth Fund
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International New Opportunities Fund
Putnam Investors Fund
Putnam New Century Growth Fund b
Putnam New Opportunities Fund b
Putnam OTC & Emerging Growth Fund
Putnam Technology Fund
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM BLEND FUNDS

Putnam Asia Pacific Growth Fund
Putnam Capital Appreciation Fund b
Putnam Capital Opportunities Fund
Putnam Emerging Markets Fund
Putnam Europe Growth Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam International Growth Fund
Putnam International Voyager Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund
Putnam Utilities Growth and Income Fund

PUTNAM VALUE FUNDS

Putnam Balanced Retirement Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
Putnam Global Growth and Income Fund
The Putnam Fund for Growth and Income
Putnam International Growth and Income Fund
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund b

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fund b
Putnam High Yield Trust b
Putnam High Yield Trust II
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Preferred Income Fund
Putnam Strategic Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam New York Tax Exempt Opportunities Fund c
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax-free income funds c
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.

The three portfolios:

Balanced Portfolio
Conservative Portfolio
Growth Portfolio

PUTNAM MONEY MARKET FUNDS d

Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fundc
Putnam New York Tax Exempt Money Market Fundc
Putnam Tax Exempt Money Market Fund

a As of 12/31/01.

b New investments restricted; see your financial advisor for details.

c Not available in all states.

d Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve an investment's net asset value at $1.00 per share, it is possible to lose money by investing in them.

Please call your financial advisor or Putnam Investor Services to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.



Glossary of terms

Bond An IOU issued by a government or corporation that usually pays interest.

Capital            A rise in an investment's principal value.  Also used to
appreciation       describe the investment objective of a mutual fund whose
                   primary criterion for choosing securities is the potential to rise in value rather than to provide dividend income.

Capital            A profit or loss on the sale of securities (generally stocks
gain/loss          or bonds).

Class A, B, C,     Types of shares, each class offering investors a different
M, T shares        way to pay sales charges and distribution fees.  A fund's
                   prospectus explains the availability and attributes of each type.

Common             A unit of ownership of a corporation.
stock

Contingent         A charge applied at the time of redemption of certain
deferred sales     mutual fund shares, rather than at the time of purchase.
charge             A fund's CDSC generally declines each year after purchase,
(CDSC)             until it no longer applies.

Declaration        The date on which the Trustees approve the amount of
date               a mutual fund's next distribution.

Distribution       A payment from a mutual fund to shareholders. It may include interest from bonds and dividends from stocks (dividend distributions). It may also include profits from the sale of securities from the fund's portfolio (capital gains distributions).

Dividend For mutual fund shares, a payment derived solely from dividends or interest paid on securities held in the portfolio (i.e. not including capital gains).

Equity             Securities representing ownership in a corporation.
securities         Common stock and preferred stock are equity securities.

Ex-dividend        The date on or after which a holder of newly-issued
date               shares will not receive the fund's next distribution. For
                   Putnam funds, it is the same as the record date.

Net asset          The value of one share of a mutual fund without regard to
value (NAV)        sales charges. Some bond funds aim for a steady NAV,
                   representing stability; most stock funds aim to raise NAV, representing growth in the value of an investment.

Payable date       The date on which a mutual fund pays its distributions to
                   shareholders.

Public             The purchase price of one class A or class M share
offering price     of a mutual fund, including the applicable "front-end"
(POP)              sales charge.

Record date        The date used to determine which shareholders are
                   entitled to a distribution. After the record date, shares are sold "ex-dividend," or without the dividend. For
                   Putnam funds, the ex-dividend date is the same as the record date.

Total return       A measure of performance showing the change in the value
                   of an investment over a given period, assuming all earnings are reinvested.

Yield The percentage rate at which a fund has earned income from its investments over the indicated period. "Dividend rate" is a current return that includes interest and dividend income, net of all fund expenses. "Distribution rate" is a current return that includes short-term capital gains, as well as net investment income. "SEC yield" is a current return based on net investment income over a recent 30-day period, computed on a yield-to-maturity basis, which may differ from net investment income as determined for financial reporting purposes. All of these returns are calculated by annualizing the dividends or distributions over the indicated period and dividing by the price of a share at the end of the period.


For more information about
Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund

Each fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountant's report and financial statements included in each fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. Each fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about each fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

             One Post Office Square
             Boston, Massachusetts 02109
             Toll-free 1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Boston, Rhode Island 02940-1203

             www.putnaminvestments.com

File Nos.:
Arizona Fund 811-6258              Minnesota Fund 811-4527
Florida Fund 811-6129              New Jersey Fund 811-5977
Massachusetts Fund 811-4518        Ohio Fund 811-4528
Michigan Fund 811-4529             Pennsylvania Fund 811-5802

                                             NP047 79778 3/02